Acquisition of Business - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 27, 2012
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired		100.00%
Amount deposited in escrow	$ 7,500,000
Shares deposited in escrow	586,212
Acquisition-related costs	1,184,000
Goodwill arising from the acquisition	75,321,000
Preliminary estimate of goodwill	66,662,000
Initial estimate of contingent consideration	9,953,000
Revised estimate of contingent consideration	$ 18,437,000
Class A common shares [Member]
Business Acquisition [Line Items]
Additional contingent consideration	39,081